Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Summary of Administrative Expenses

Administrative expenses are analysed as follows:

	2024	2023	2022
Labour costs	20,663	20,416	19,447
Professional services costs	3,340	2,979	3,151
Indirect taxes	1,919	1,991	2,177
Directors and audit committee fees	1,791	1,886	1,895
Office and software maintenance	2,448	2,549	2,138
Depreciation and amortisation	2,212	1,364	1,462
Travel expenses	2,279	2,677	2,689
Mail and Phone	509	552	550
Printing and Stationery	295	519	570
Car costs	443	661	467
Government grants related to PPE	(1,333)	(145)	(59)
Other	1,428	2,158	987
Total	35,994	37,607	35,474